INVESTMENTS	9 Months Ended
Sep. 30, 2025
Debt Securities, Available-for-Sale [Line Items]
INVESTMENTS	INVESTMENTS
Net gain / (loss) on investments included in Gains / losses from operations in the Company’s condensed consolidated interim statements of operations consists of the following:
•Net realized gains / (losses) related to sales of investments were $143.5 million and $264.1 million for the three and nine months ended September 30, 2025, respectively, and $73.8 million and $(86.2) million for three and nine months ended September 30, 2024, respectively.
•Net unrealized gains / (losses) related to investments were $153.2 million and $94.8 million for the three and nine months ended September 30, 2025, respectively, and $(60.5) million and $61.0 million for the three and nine months ended September 30, 2024, respectively.
Accumulated net unrealized gains / (losses) related to investments held by the Company in the Company’s condensed consolidated interim statements of financial position were $731.3 million and $627.1 million as of September 30, 2025 and December 31, 2024, respectively.
Investments at Measurement Alternative
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
September 30, 2025	$67,158	$(16,857)	$(74,315)	$6,853	$70,046
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652

Galaxy Digital Holdings, LP
Debt Securities, Available-for-Sale [Line Items]
INVESTMENTS	INVESTMENTS
Net gain / (loss) on investments in the Company’s consolidated statements of operations consists of the following:
•Net realized gains / (losses) related to sales of investments were $(171.1) million, $13.4 million, and $42.5 million for the years ended December 31, 2024, 2023 and 2022, respectively.
•Net change in unrealized gains / (losses) related to investments were $429.9 million, $84.4 million, and $(507.5) million for the years ended December 31, 2024, 2023 and 2022, respectively.
Accumulated net unrealized gains related to investments held in the Company’s consolidated statements of financial position were $627.1 million, $202.2 million, and $111.2 million as of December 31, 2024, 2023 and 2022, respectively.
Investments at Measurement Alternative
The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Impairment		Upward Adjustments
(in thousands)	Carrying Value	Period to date	Cumulative	Period to date	Cumulative
December 31, 2024	$63,227	$(6,990)	$(59,608)	$2,214	$63,652
December 31, 2023	$83,702	$(37,868)	$(64,588)	$2,356	$74,352
For the years ended December 31, 2024 and 2023, eight investments with a combined fair value of $21.2 million and seven investments with a combined fair value of $67.9 million, respectively, were reclassified out of measurement alternative due to changes to investee capital structure and valuation methodology. These investments are now held at fair value. Refer to Note 11 for additional information regarding investments held at fair value.